Contract liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Customers
Current contract liabilities	€ 112,061	€ 66,477	[1]
BMS
Customers
Contract liabilities	94,988	51,101
Current contract liabilities	€ 62,568	€ 33,281

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”